Provisions - Schedule of maturity of estimated benefits payments, United Kingdom (Details) - United Kingdom € in Millions	Dec. 31, 2022 EUR (€)
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 471
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	408
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	432
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	457
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	481
2028 to 2032
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,632